Note 16 - Financial Instruments with Off-balance Sheet Risk - Financial Instrument Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Loan Origination Commitments [Member]
Contractual obligations	$ 30,346	$ 36,087
Unfunded Commitments Under Lines of Credit [Member]
Contractual obligations	54,163	49,881
Standby Letters of Credit [Member]
Contractual obligations	$ 455	$ 2,601